Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes

Note 12 – Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

MingZhu BVI is incorporated in the British Virgin Islands and is not subject to tax on income or capital gains under current British Virgin Islands law. In addition, upon payments of dividends by these entities to their shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

MingZhu HK is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax law, MingZhu HK is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

The Company PRC subsidiaries are governed by the income tax laws of the PRC and the income tax provision in respect to operations in the PRC is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to income tax at a rate of 25% after appropriate tax adjustments.

The Ministry of Finance (“MOF”) and State Administration of Taxation (“SAT”) on January 17, 2019 jointly issued Cai Shui 2019 No. 13. This clarified that from January 1, 2019 to December 31, 2021, eligible small enterprises whose first RMB 1,000,000 of annual taxable income is eligible for 75% reduction on a rate of 20% (i.e., effective rate is 5%) and the income between RMB 1,000,000 and RMB 3,000,000 is eligible for 50% reduction on a rate of 20% (i.e. effective rate is 10%). For the nine months ended September 30, 2019, MingZhu Pengcheng was eligible to employ this policy.

Significant components of the income tax expense consisted of the following for the years ended December 31,

	2020	2019	2018
Current income tax expense	$376,823	$818,799	$1,003,014
Deferred income tax (benefit) expense	(10,381)	2,451	3,014
Total	$366,442	$821,250	$1,006,028

The tax effects of temporary difference that give rise to the deferred tax assets as of December 31, 2020 and December 31, 2019 are $129,467 and $19,559, respectively. Deferred tax assets consist of as follow

	As of December 31, 2020	As of December 31, 2019
Deferred tax assets:
Allowance for doubtful accounts	$31,852	$19,559
Contingent liabilities	-	-
Net operating loss carryforwards:
PRC	97,192	53,435
HONG KONG	9,654	1,549
	138,698	74,543
Less valuation allowance	(106,846)	(54,984)
Total deferred tax assets	$31,852	$19,559

The Company evaluated the recoverable amounts of deferred tax assets and provided a valuation allowance to the extent that future taxable profits will be available against which the net operating loss and temporary difference can be utilized. The Company considers both positive and negative factors when assessing the future realization of the deferred tax assets and applied weigh to the relative impact of the evidences to the extent it could be objectively verified. The Company’s NOL was mainly from MingZhu Management’s cumulative net operating loss (“NOL”) of approximately $175,000 as of December 31, 2020 which will mostly expire in 2025. Management considers projected future losses outweighs other factors and made a full allowance of related deferred tax assets.

Reconciliation of effective income tax rate is as follows for the years ended December 31:

	December 31, 2020	December 31, 2019	December 31, 2018
PRC statutory tax rate	25%	25%	25.0%
Effect of tax rate differential	-5.2%	-2.2%	-0.3%
Valuation allowance deferred tax	4.9%	2.2%	0.1%
Non-deductible items*	7.2%	8.3%	1.3%
Effective tax rate	31.9%	33.3%	26.1%

*	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market planning and late penalty fees.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2020, the Company was obliged to pay the income tax of $881,740 and the late fees of approximately $264,266 as the Company failed to pay the income tax for the year ended December 31, 2018 by May 31, 2019, the deadline for making such tax payment. On March 18, 2021, the Company has paid up all owed taxes and late fees. The Company does not anticipate any significant increases or decreases in unrecognized tax benefits in the next twelve months from December 31, 2020.

Value added tax

All of the Company’s service revenues that are earned and received in the PRC are subject to a Chinese VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019, at the rate of 11% in April 2018 and prior of the gross proceed or at a rate approved by the Chinese local government.

Taxes payable consisted of the following:

	December 31, 2020	December 31, 2019
VAT taxes payable	$442,054	$504,673
Income taxes payable	2,272,072	1,696,252
Other taxes payable	8,283	4,686
Total	$2,722,409	$2,205,611